Provisions and Other Liabilities - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Country	Dec. 31, 2017 EUR (€) Plan	Dec. 31, 2016 EUR (€)
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations | Country	4
Number of Major countries included in pension obligations	90.00%
Pension obligations, percentage to plan assets	89.00%
Defined benefit obligation, at present value	€ 895	€ 862	€ 1,159
Other non-current liabilities	1,730	1,956	€ 1,140
Liability recognized representing the estimated cost	€ 952	1,069
Tax charge on deemed repatriation attributable to accumulated earnings payable period	8 years
Greater than 12 Months [member]
Provisions and other non-current liabilities [Line Items]
Other non-current liabilities	€ 635	€ 708
Other environment related provision [member]
Provisions and other non-current liabilities [Line Items]
Identified environmental risks provisions estimated obligation period	30 years
Other provisions, expected utilized amount in 2018	€ 150
Other provisions, expected utilized amount in 2019 through 2022	€ 328
US [member]
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations	27.00%
Number of types of defined-benefit plan | Plan		2
Defined-benefit liability	€ 714
US [member] | Plan assets [member]
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations	3.00%
Defined-benefit liability	€ 44
UK [member]
Provisions and other non-current liabilities [Line Items]
Retirement age	65
UK [member] | Bottom of range [member]
Provisions and other non-current liabilities [Line Items]
Vesting right percentage	1.25%
UK [member] | Top of range [member]
Provisions and other non-current liabilities [Line Items]
Vesting right percentage	1.50%
France [member]
Provisions and other non-current liabilities [Line Items]
Average residual holding periods	2 years 10 days	2 years 1 month 13 days	2 years 6 months 3 days
Sanofi-Aventis Plus [member] | Germany [member]
Provisions and other non-current liabilities [Line Items]
Employer's contribution percentage		15.00%
Defined benefit pension plans [member] | US [member] | Non qualified defined benefit pension plans [member]
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations	9.00%
Defined benefit pension plans [member] | US [member] | Qualified defined benefit pension plans [member]
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations	64.00%
Defined benefit pension plans [member] | UK [member]
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations	100.00%
Defined benefit pension plans [member] | France [member]
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations	66.00%
Multi-employer plan (Pensionskasses) [member] | Germany [member]
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations	21.00%
Defined benefit obligation, at present value	€ 673	€ 699	€ 663
France [member]
Provisions and other non-current liabilities [Line Items]
Defined benefit obligation, at present value	623	588	933
France [member] | Evotec [member]
Provisions and other non-current liabilities [Line Items]
Restructuring provision	€ 68	€ 104	€ 163
Commitment period	5 years
Research and development agreement with Regeneron [member]
Provisions and other non-current liabilities [Line Items]
Restructuring provision	€ 283
Research And Development Portfolio [member] | Evotec [member]
Provisions and other non-current liabilities [Line Items]
Restructuring provision	€ 182
Lump-sum retirement benefit plans [member] | France [member]
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations	34.00%
Top-up defined-benefit pension plan [member] | Germany [member]
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations	67.00%